FINANCIAL RISK MANAGEMENT (Details 10) - Consolidated VaR by type of asset [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ 10,416	S/ 7,400
Interest Rate Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	9,527	7,836
Price risk [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	4,476	2,759
Volatility Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	0	0
Diversification effect [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ (3,587)	S/ (3,195)